American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, TX 76155

March 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds (the “Registrant”)

1933 Act File No. 33-11387

1940 Act File No. 811-4984

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated March 1, 2011 and supplemented March 8, 2012, for the American Beacon Treasury Inflation Protected Securities Fund ,a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on March 8, 2012 (Accession Number: 0000908758-12-000053).

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary K. Behan
Rosemary K. Behan
General Counsel

cc: Francine Rosenberger, Esq.

K&L Gates LLP